SECURITISATIONS AND COVERED BONDS - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 269,212	£ 223,242
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35,000,000,000	€ 35,000,000,000
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	1,000	241
Securitisations and covered bonds redeemed	923	121
Internal issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	106	241
Internal and external redemptions	17	121
Internal issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	894	0
Internal and external redemptions	865	0
Internal issuances | Other asset-backed securitisation structure | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed notes issued	0	0
Other asset-backed securities redeemed	0	0
Internal issuances | Other asset-backed securitisation structure | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed notes issued	0	0
Other asset-backed securities redeemed	0	0
Internal issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bonds issued	0	0
Covered bonds redeemed	41	0
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	7,140	2,050
Securitisations and covered bonds redeemed	3,459	193
External issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,250	1,500
Internal and external redemptions	0	186
External issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	100	0
External issuances | Other asset-backed securitisation structure | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed notes issued	0	0
Other asset-backed securities redeemed	0	7
External issuances | Other asset-backed securitisation structure | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed notes issued	0	550
Other asset-backed securities redeemed	0	0
External issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bonds issued	5,890	0
Covered bonds redeemed	£ 3,359	£ 0